Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

	December 31,
	2022	2021
Short-term bank deposits	761,044	569,816
Short-term investments	1,068,053	1,224,546
	1,829,097	1,794,362